Related Party Transaction - Significant Balances Between the Group and its Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 113
Amounts due to related parties	¥ 54,493	$ 7,926	3,836
Puxian
Related Party Transaction [Line Items]
Amounts due from related parties			13
Ms. Wenjing Song
Related Party Transaction [Line Items]
Amounts due from related parties			100
Amounts due to related parties	10,500
Mr. Yunlong Sha | CEO and the Chairman of the Board of Directors
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 43,993		¥ 3,836